Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	36.44
Maximum Aggregate Offering Price	$ 3,644,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 537.86
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional shares of common stock that may become issuable under the Cameco Corporation Amended and Restated Employee Share Ownership Plan for Employees of
Non-Canadian
Participating Affiliate (as amended and restated, the “Plan”) from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the registrant’s common stock.

(2)	Represents 100,000 additional shares of the registrant’s common stock reserved for future issuance under the Plan.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act and based upon the average of the high and low prices of the registrant’s Common Stock as reported on the New York Stock Exchange on August 5, 2024.